Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities:
Net loss attributable to equity holder	$ (43,326)	$ (38,142)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	24,903	27,263
Amortization of deferred financing costs and debt issuance costs	2,600	1,648
Loss (gain) on sale of property, plant and equipment	79	(141)
Unrealized foreign exchange (gains) losses	(13,202)	6,360
Trademark impairment loss		38,000
Asset impairments	335
Deferred income taxes	4,520	(18,581)
Amortization of prior service costs and net losses on post-retirement plans	1,272	99
Other non-cash items, net		(534)
Changes in operating assets and liabilities:
Accounts receivable	24,548	1,378
Related party receivables, net	11,077	(4,925)
Inventories	7,379	(27,037)
Other current assets	(5,472)	(9,833)
Other assets	539	2,520
Accounts payable	(18,532)	5,145
Accrued expenses and other current liabilities	8,853	(2,476)
Other long-term liabilities	13	(2,423)
Net cash provided by (used in) operating activities	5,586	(21,679)
Cash flows from investing activities:
Capital expenditures	(12,138)	(21,522)
Proceeds from sale of property, plant and equipment	13	893
Net cash used in investing activities	(12,125)	(20,629)
Cash flows from financing activities:
Revolver borrowings	10,000
Debt repayments	(1,550)	(1,534)
Net cash provided by (used in) financing activities	8,450	(1,534)
Effect of exchange rate changes on cash	(341)	(13)
Net increase (decrease) in cash and cash equivalents	1,570	(43,855)
Cash and cash equivalents at beginning of period	44,468	76,619
Cash and cash equivalents at end of period	46,038	$ 32,764
Less: discontinued operations cash and cash equivalents at the end of period	(3,008)
Cash and cash equivalents of continuing operations at the end of period	$ 43,030